LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

LEGG MASON PARTNERS INSTITUTIONAL TRUST

SUPPLEMENT DATED JULY 7, 2021

TO THE PROSPECTUS AND

STATEMENT OF ADDITIONAL INFORMATION (“SAI”)

OF EACH FUND LISTED IN SCHEDULE A

Effective immediately Legg Mason Investor Services, LLC, the distributor for each Fund listed in Schedule A, is renamed Franklin Distributors, LLC. All references to “Legg Mason Investor Services, LLC” and “LMIS” in each Fund’s Prospectus and SAI are removed and replaced with “Franklin Distributors, LLC” and “Franklin Distributors,” respectively.

SCHEDULE A

Fund	Date of Prospectus and SAI
LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

Martin Currie SMASh Series EM Fund	November 25, 2020

LEGG MASON PARTNERS INSTITUTIONAL TRUST

Western Asset SMASh Series C Fund	June 30, 2021
Western Asset SMASh Series Core Completion Fund	June 30, 2021
Western Asset SMASh Series Core Plus Completion Fund	June 30, 2021
Western Asset SMASh Series M Fund	June 30, 2021
Western Asset SMASh Series TF Fund	June 30, 2021

Please retain this supplement for future reference.

LMFX648525